EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE
12. EARNINGS PER SHARE

Basic earnings per share

Basic earnings per share is calculated by dividing the profit attributable to owners of the Company by the weighted average number of common shares issued and outstanding during the period.

The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2025, 2024 and 2023.

		For the years ended December 31,
		2025	2024	2023
Profit attributable to owners of the Company	€ thousand	1,596,919	1,521,877	1,252,048
Weighted average number of common shares for basic earnings per common share	thousand	178,125	179,743	181,220
Basic earnings per common share		€8.97	8.47	6.91
Diluted earnings per share

For the years ended December 31, 2025, 2024 and 2023, the weighted average number of shares for diluted earnings per share was increased to take into consideration the dilutive effects of the potential common shares relating to the Group’s equity incentive plans (assuming 100 percent of the target awards vested). For additional information relating to the Group’s equity incentive plans, see Note 21 “Share-Based Compensation”.

The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2025, 2024 and 2023.

		For the years ended December 31,
		2025	2024	2023
Profit attributable to owners of the Company	€ thousand	1,596,919	1,521,877	1,252,048
Weighted average number of common shares for diluted earnings per common share	thousand	178,321	179,992	181,511
Diluted earnings per common share		€8.96	8.46	6.90

The following table provides a reconciliation from the weighted average number of common shares for basic earnings per share to the weighted average number of common shares for diluted earnings per share.

	For the years ended December 31,
Number of shares	2025	2024	2023
Weighted average number of common shares for basic earnings per share	178,125	179,743	181,220
Adjustments for calculation of diluted earnings per share:
Share-based compensation	196	249	291
Weighted average number of common shares for diluted earnings per share	178,321	179,992	181,511